Income Taxes - Schedule of Uncertain Tax Positions (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Uncertain Tax Positions [Abstract]
Balance, beginning of the year
Additions based on tax positions related to prior years
Payments made on tax positions related to prior years
Additions based on tax positions related to current year	207,022
Balance, end of year	$ 207,022